Geographic Information	12 Months Ended
Dec. 31, 2017
Geographic Information [Abstract]
GEOGRAPHIC INFORMATION
NOTE 14:-	GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business). Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker, who is the chief executive officer, in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis.

The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents total revenues for the years ended December 31, 2015, 2016 and 2017 and long-lived assets as of December 31, 2016 and 2017:

	Year ended December 31,
	2015	2016	2017
Revenues from sales to customers located in:

U.S	$45,528	$63,656	$60,541
EMEA	21,600	24,720	32,015
Asia Pacific	16,042	11,963	16,092
Other	3,235	8,355	5,440

	$86,405	$108,694	$114,088

	December 31,
	2016	2017
Long-lived assets, by geographic region:

U.S	$268	$232
Israel	8,385	10,342
EMEA	341	378
Asia Pacific	253	278

	$9,247	$11,230

Major customers’ data as a percentage of total revenues:

The following table sets forth the customers that represented 10% or more of the Company’s total revenues in each of the periods set forth below:

	Year ended December 31,
	2015	2016	2017

Customer A	18%	21%	18%
Customer B	15%	( *-	( *-
Customer C	( *-	16%	13%

*)	Less than 10%